Income Taxes	12 Months Ended
Jan. 31, 2011
Income Taxes
Income Taxes

Note 13—Income Taxes:

Substantially all of income from continuing operations before income taxes for the three years ended January 31, 2011 was earned in the United States. The provision for income taxes related to continuing operations for the three years ended January 31, 2011 included the following:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Current:
Federal and foreign	$260	$262	$196
State	48	47	37
Deferred:
Federal and foreign	9	(16)	13
State	(3)	(4)	—

Total	$314	$289	$246

A reconciliation of the provision for income taxes to the amount computed by applying the statutory federal income tax rate to income from continuing operations before income taxes for the three years ended January 31, 2011 follows:

	Year Ended January 31
	2011	2010	2009
	as adjusted (in millions)
Amount computed at the statutory federal income tax rate (35%)	$305	$269	$236
State income taxes, net of federal tax benefit	29	27	24
Change in accruals for uncertain tax positions	(7)	3	(8)
Research and development credits	(8)	(6)	(5)
U.S. manufacturing activity benefit	(5)	(2)	(2)
Other	—	(2)	1

Total	$314	$289	$246

Effective income tax rate	36.0%	37.6%	36.5%

The lower effective tax rate for fiscal 2011 as compared to fiscal 2010 and 2009 was primarily due to the reversal of $7 million in accruals for unrecognized tax benefits as a result of the settlement of federal and state tax audits for amounts lower than the recorded accruals.

Deferred income taxes are recorded for differences in the basis of assets and liabilities for financial reporting purposes and tax reporting purposes. Deferred tax assets (liabilities) were comprised of the following:

	January 31
	2011	2010
	as adjusted (in millions)
Accrued vacation and bonuses	$90	$91
Investments	11	13
Deferred compensation	47	44
Vesting stock awards	75	65
Credits and net operating losses carryovers	28	11
Employee benefit contributions	6	13
Other	32	31

Total deferred tax assets	289	268

Deferred revenue	(51)	(59)
Fixed asset basis differences	(21)	(10)
Purchased intangible assets	(119)	(60)

Total deferred tax liabilities	(191)	(129)

Net deferred tax assets, before valuation allowance	98	139
Valuation allowance	(2)	(2)

Net deferred tax assets	$96	$137

Net deferred tax assets were as follows:

	January 31
	2011	2010
	as adjusted (in millions)
Net current deferred tax assets	$41	$32
Net current deferred tax assets (included in assets of discontinued operations)	4	2
Net non-current deferred tax assets	51	103

Total net deferred tax assets	$96	$137

At January 31, 2011, the Company had $49 million of federal net operating loss (NOL) carryforwards, which will expire in fiscal 2019 to 2030 and $9 million in state tax credits, which will expire in fiscal 2016 to 2020. The Company expects to fully utilize these NOL carryforwards and state tax credits before expiration.

The Company's unrecognized tax benefits are primarily related to certain recurring deductions customary for the Company's industry. The changes in the unrecognized tax benefits, excluding accrued interest and penalties were as follows:

	Year Ended January 31
	2011	2010	2009
	(in millions)
Unrecognized tax benefits at beginning of year	$44	$31	$53
Additions for tax positions related to current year	1	10	9
Additions for tax positions related to prior years	1	9	5
Reductions for tax positions related to prior years	(8)	(1)	(5)
Settlements with taxing authorities	(12)	—	(30)
Lapse of statute of limitations	(3)	(5)	(1)

Unrecognized tax benefits at end of year	$23	$44	$31

Unrecognized tax benefits that, if recognized, would affect the effective income tax rate	$17	$36	$23

In fiscal 2011 and 2009, the Company's unrecognized tax benefits decreased primarily due to the resolution of certain tax contingencies with the tax authorities, including $7 million that was recognized as an income tax benefit in fiscal 2011 and $26 million ($17 million of which was related to discontinued operations) that was recognized as an income tax benefit in fiscal 2009.

The amount of interest and penalties recognized in the consolidated statements of income was $1 million and $5 million in fiscal 2010 and 2009, respectively. A negligible amount of interest and penalties were recognized in the consolidated statements of income in fiscal 2011. At January 31, 2011 and 2010, accrued interest and penalties totaled $5 million and $7 million, respectively.

At January 31, 2011, the balance of unrecognized tax benefits included liabilities for uncertain tax positions of $26 million, $25 million of which is classified as other long-term liabilities on the consolidated balance sheet. The balance of unrecognized tax benefits at January 31, 2010 included liabilities for uncertain tax positions of $48 million, $34 million of which were classified as other long-term liabilities on the consolidated balance sheet.

The Company files income tax returns in the United States and various state and foreign jurisdictions and is subject to routine compliance reviews by the Internal Revenue Service (IRS) and other taxing authorities. The Company has effectively settled with the IRS for fiscal years prior to and including fiscal 2008. Effective fiscal 2011, the Company is participating in the IRS Compliance Assurance Process, in which the Company and the IRS endeavor to agree on the treatment of all tax positions prior to the tax return being filed, thereby greatly reducing the period of time between tax return submission and settlement with the IRS.

During the next 12 months, it is reasonably possible that resolution of reviews by taxing authorities, both domestic and international, could be reached with respect to $6 million of the Company's unrecognized tax benefits including $3 million of previously accrued interest, depending on the timing of ongoing examinations, any litigation and expiration of statute of limitations, either because the Company's tax positions are sustained on audit or because the Company agrees to their disallowance and pays the related income tax. While the Company believes it has adequate accruals for uncertain tax positions, the tax authorities may determine that the Company owes taxes in excess of recorded accruals or the recorded accruals may be in excess of the final settlement amounts agreed to by tax authorities.